Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

(11) Segment information

The Company is strategically aligned into two global brands, Dunkin' Donuts and Baskin-Robbins, which are further segregated between U.S. operations and international operations. As such, the Company has determined that it has four operating segments, which are its reportable segments: Dunkin' Donuts U.S., Dunkin' Donuts International, Baskin-Robbins U.S., and Baskin-Robbins International. Dunkin' Donuts U.S., Baskin-Robbins U.S., and Dunkin' Donuts International primarily derive their revenues through royalty income, franchise fees, and rental income. Baskin-Robbins U.S. also derives revenue through license fees from a third-party license agreement. Baskin-Robbins International primarily derives its revenues from the manufacturing and sales of ice cream products, as well as royalty income, franchise fees, and license fees. The operating results of each segment are regularly reviewed and evaluated separately by the Company's senior management, which includes, but is not limited to, the chief executive officer and the chief financial officer. Senior management primarily evaluates the performance of its segments and allocates resources to them based on earnings before interest, taxes, depreciation, amortization, impairment charges, gains and losses on debt extinguishment and refinancing transactions, other gains and losses, and unallocated corporate charges, referred to as segment profit. When senior management reviews a balance sheet, it is at a consolidated level. The accounting policies applicable to each segment are consistent with those used in the consolidated financial statements.

Subsequent to December 25, 2010, and as part of fiscal year 2011 management reporting, intersegment royalties and rental income earned from company-owned restaurants are now eliminated from Dunkin' Donuts U.S. segment revenues. Revenues for all periods presented in the tables below have been restated to reflect these changes.

Revenues for all operating segments include only transactions with unaffiliated customers and include no intersegment revenues. Revenues reported as "Other" include retail sales for company-owned restaurants, as well as revenue earned through arrangements with third parties in which our brand names are used and revenue generated from online training programs for franchisees that are not allocated to a specific segment. Revenues by segment were as follows (in thousands):

	Revenues
	Fiscal year ended
	December 31, 2011	December 25, 2010	December 26, 2009
Dunkin' Donuts U.S.	$437,728	400,337	387,262
Dunkin' Donuts International	15,253	14,128	12,326
Baskin-Robbins U.S.	41,763	42,920	46,293
Baskin-Robbins International	108,579	91,285	80,764

Total reportable segments	603,323	548,670	526,645
Other	24,875	28,465	11,428

Total revenues	$628,198	577,135	538,073

Revenues for foreign countries are represented by the Dunkin' Donuts International and Baskin-Robbins International segments above. No individual foreign country accounted for more than 10% of total revenues for any fiscal year presented.

For purposes of evaluating segment profit, Dunkin' Donuts U.S. includes the net operating income earned from company-owned restaurants. Expenses included in "Corporate and other" in the segment profit table below include corporate overhead costs, such as payroll and related benefit costs and professional services, as well the impairment charge recorded in fiscal year 2011 related to our investment in BR Korea (see note 6). Segment profit by segment was as follows (in thousands):

	Segment profit
	Fiscal year ended
	December 31, 2011	December 25, 2010	December 26, 2009
Dunkin' Donuts U.S.	$334,308	293,132	275,961
Dunkin' Donuts International	11,528	14,573	12,628
Baskin-Robbins U.S.	20,904	27,607	33,459
Baskin-Robbins International	43,533	41,596	41,212

Total reportable segments	410,273	376,908	363,260
Corporate and other	(150,382)	(118,482)	(107,287)
Interest expense, net	(104,449)	(112,532)	(115,019)
Depreciation and amortization	(52,522)	(57,826)	(62,911)
Impairment charges	(2,060)	(7,075)	(8,517)
Gain (loss) on debt extinguishment and refinancing transactions	(34,222)	(61,955)	3,684
Other gains (losses), net	175	408	1,066

Income before income taxes	$66,813	19,446	74,276

Equity in net income (loss) of joint ventures, including amortization on intangibles resulting from the BCT Acquisition, is included in segment profit for the Dunkin' Donuts International and Baskin-Robbins International reportable segments. Expenses included in "Other" in the segment profit table below represent the impairment charge recorded in fiscal year 2011 related to our investment in BR Korea (see note 6). Equity in net income (loss) of joint ventures by reportable segment was as follows (in thousands):

	Equity in net income of joint ventures
	Fiscal year ended
	December 31, 2011	December 25, 2010	December 26, 2009
Dunkin' Donuts International	$840	3,913	3,718
Baskin-Robbins International	14,461	13,912	10,583

Total reportable segments	15,301	17,825	14,301
Other	(18,776)	—	—

Total equity in net income (loss) of joint ventures	$(3,475)	17,825	14,301

Depreciation and amortization is not included in segment profit for each reportable segment. However, depreciation and amortization is included in the financial results regularly provided to the Company's senior management. Depreciation and amortization by reportable segments was as follows (in thousands):

	Depreciation and amortization
	Fiscal year ended
	December 31, 2011	December 25, 2010	December 26, 2009
Dunkin' Donuts U.S.	$20,068	21,802	24,035
Dunkin' Donuts International	130	129	143
Baskin-Robbins U.S.	522	760	1,079
Baskin-Robbins International	866	1,183	1,173

Total reportable segments	21,586	23,874	26,430
Corporate and other	30,936	33,952	36,481

Total depreciation and amortization	$52,522	57,826	62,911

Property and equipment, net by geographic region as of December 31, 2011 and December 25, 2010 are based on the physical locations within the indicated geographic regions and are as follows (in thousands):

	December 31, 2011	December 25, 2010
United States	$179,616	187,862
International	5,744	5,411

	$185,360	193,273